Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 Capital	[1]	$ 54,138	$ 53,081
Net Tier 1 Capital	[1]	62,317	61,262
Total regulatory capital	[1]	71,867	70,710
Total loss absorbing capacity	[1],[2]	131,433	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[3]	471,528	462,448
Leverage exposures	[4]	$ 1,468,559	$ 1,445,619
Regulatory ratios
Common Equity Tier 1 Capital ratio	[1]	11.50%	11.50%
Tier 1 capital ratio	[1]	13.20%	13.20%
Total capital ratio	[1]	15.20%	15.30%
Total loss absorbing capacity ratio	[1],[2]	27.90%	27.40%
Leverage ratio	[1],[4]	4.20%	4.20%
Total loss absorbing capacity leverage ratio	[1],[2]	8.90%	8.80%

[1]	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[3]	As at January 31, 2023 and October 31, 2022, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total capital and TLAC RWA.
[4]	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).